Advances to Suppliers - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Aug. 06, 2016 CNY (¥)	Aug. 06, 2016 USD ($)
Advances to Suppliers [Line Items]
Non Recovery Of Advance Financing Fee	¥ 100.0	$ 14.5
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Advances to Suppliers [Line Items]
Financing service fee paid	7.5	$ 1.1
Funds required for the development of CrossFire new mobile game	¥ 157.5		$ 22.9	¥ 157.5	$ 22.9